Cover	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity File Number	001-38392
Entity Registrant Name	BLINK CHARGING CO.
Entity Central Index Key	0001429764
Entity Tax Identification Number	03-0608147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5081 Howerton Way
Entity Address, City or Town	Suite A Bowie
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20715
City Area Code	(305
Local Phone Number	521-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BLNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false